Schedule of revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 11,259,716	$ 12,736,547	$ 35,370,503	$ 39,901,966
Seamless Group Inc [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 53,255,361	$ 55,500,917
Seamless Group Inc [Member] | Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Seamless Group Inc [Member] | Fiat Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue					25,287,487	25,812,304
Seamless Group Inc [Member] | ODL Remittance [Member]
Disaggregation of Revenue [Line Items]
Revenue					1,407,709	901,847
Seamless Group Inc [Member] | Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue					26,398,707	28,501,152
Seamless Group Inc [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 161,458	$ 285,614